Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 20,332	£ 28,525
Deposits by customers	190,850	195,568
Repurchase agreements - non trading	8,411	7,982
Debt securities in issue	33,910	31,531
Subordinated liabilities	2,386	2,332
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	69,600	77,900
Deposits by banks	20,300	28,500
Deposits by customers	1,700	4,800
Repurchase agreements - non trading	8,400	8,000
Financial liabilities designated at fair value	900	800
Debt securities in issue	33,900	31,500
Subordinated liabilities	2,400	2,300
Other equity instruments	2,000	2,000
Liquidity risk | Repos
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	8,400	8,000
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	8,400	8,000
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,100	1,600
Deposits by banks	0	0
Deposits by customers	0	100
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	900	1,100
Subordinated liabilities	200	400
Other equity instruments	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,500	3,400
Deposits by banks	2,200	3,000
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	300	400
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	57,600	64,900
Deposits by banks	18,100	25,500
Deposits by customers	1,700	4,700
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	600	400
Debt securities in issue	33,000	30,400
Subordinated liabilities	2,200	1,900
Other equity instruments	2,000	2,000
Liquidity risk | Wholesale funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,100	500
Deposits by banks	1,100	500
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,300	4,700
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	4,300	4,700
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Senior unsecured – public benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	12,700	14,300
Deposits by banks	0	0
Deposits by customers	1,600	4,600
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	11,100	9,700
Subordinated liabilities	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Senior unsecured – privately placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	800	600
Deposits by banks	0	0
Deposits by customers	100	100
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	600	400
Debt securities in issue	100	100
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	14,800	14,900
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	14,800	14,900
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,700	1,000
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	2,700	1,000
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	17,000	25,000
Deposits by banks	17,000	25,000
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,200	3,900
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	2,200	1,900
Other equity instruments	£ 2,000	£ 2,000